PREPAID EXPENSES AND OTHER ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Other Current Assets [Text Block]
NOTE 7 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

The Company's prepaid expenses and other assets consisted of the following at September 30, 2015 and December 31, 2014, respectively:

Category	September 30, 2015	December 31, 2014

Prepaid Insurance	$23,228	$44,101
Subscriptions	6,709	24,050
Vendor Prepayments	53,465	103,044
Deferred Charges	163,603	98,953

Total Prepaid Expenses and Other Assets	$247,005	$270,148

Prepaid insurance pertains to various business insurance policies, the fees of which have been financed by a third-party service provider and are being paid over an eleven-month period.  This prepayment is amortized ratably over the twelve-month insurance coverage period.

Subscriptions principally pertain to prepaid software support and web-hosting services provided by third-party service providers.  The balance can fluctuate period-over-period based upon the timing between payment and amortization activities.  The prepayments are amortized into expense over the life of the specific service period.

Vendor prepayments principally involve two vendors: one, consisting of down-payments made to the Company’s contract manufacturer for new orders of the VidTac product, which are then applied on a unitized basis as credits on the vendor’s invoices when the finished product goes into finished goods inventory; and two, a vendor prepayment for services to be rendered.  These prepayments will be expensed as the services are rendered in 2015.

Deferred charges pertain to off-the-shelf computer-aided dispatch systems (“CAD”) purchased from two outside software services companies and delivered to six contracted customers as part of their respective, executed service agreement (or contract).  The contracts involved license fees for the CAD service over a four-year period commencing with the acceptance of the service, as well as one-time implementation fees specific to each agency.  The contracts were executed in early in 2013 and the customers made prepayments totaling $285,555, which is reported in current deferred revenues.  At September 30, 2015, there remains some services yet to be performed and delivered to the customers; therefore, revenue recognition is not appropriate at this time.  The Company expects to complete and deliver those services in fiscal year 2015, at which time these deferred charges will be recognized as revenues.

NOTE 5 -      PREPAID EXPENSES AND OTHER ASSETS

The Company's prepaid expenses and other assets at December 31, consisted of the following:

	December 31,
Category	2014	2013

Prepaid Insurance	$44,101	$37,910
Subscriptions	24,050	14,859
Vendor Prepayments	103,044	63,804
Deferred Charges	98,953	-

Total Prepaid Expenses and Other Assets	$270,148	$116,573

Prepaid insurance pertains to various business insurance policies, the fees of which have been financed by a third-party service provider and are being paid over an eleven-month period.  This prepayment is amortized ratably over the twelve-month insurance coverage period.

Subscriptions principally pertain to prepaid software support and web-hosting services provided by third-party service providers.  These prepayments are amortized into expense over the life of the specific service period.

Vendor prepayments principally involve two vendors: one, consisting of down-payments made to the Company’s contract manufacturer for new orders of the VidTac product, which are then applied on a unitized basis as credits on the vendor’s invoices when the finished product goes into finished goods inventory; and two, a software engineering firm that provides ongoing services to the Company.  As of the date of this report, those services have subsequently been provided and the prepayments charged to operating expenses in fiscal year 2015.

Deferred charges pertain to off-the-shelf computer aided dispatch systems (“CAD”) purchased from two outside software services companies and delivered to six contracted customers as part of their respective, executed service agreement (or contract).  The contracts involved license fees for the CAD service over a four-year period commencing with the acceptance of the service, as well as one-time implementation fees specific to each agency.  The contracts were executed in early in 2013 and the customers made prepayments totaling $285,555, the latter of which is reported in Current Deferred Revenues.  At December 31, 2014, there remains some services yet to be performed and delivered to the customers; therefore, revenue recognition is not appropriate at this time.  The Company expects to complete and deliver those services in fiscal year 2015, at which time these deferred charges will be matched against the applicable revenues.